Note 20 - Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								0 Months Ended					1 Months Ended		6 Months Ended	0 Months Ended	1 Months Ended	2 Months Ended	6 Months Ended
	Mar. 31, 2014	Mar. 31, 2012	Mar. 04, 2014	Jan. 23, 2014	Dec. 31, 2013	Mar. 26, 2014 Common Stock [Member] Subsequent Event [Member]	Apr. 16, 2014 Subsequent Event [Member] First Lien Credit Facility [Member]	Apr. 16, 2014 Subsequent Event [Member] Second Lien Facility [Member]	Apr. 16, 2014 Subsequent Event [Member] Cash [Member] Chemtura [Member]	Mar. 04, 2014 Subsequent Event [Member] MacDermid [Member] MacDermid Savings Plan [Member]	Apr. 16, 2014 Subsequent Event [Member] Chemtura [Member]	Mar. 26, 2014 Subsequent Event [Member]	Mar. 04, 2014 Subsequent Event [Member]	Mar. 31, 2014 MacDermid [Member] MacDermid Savings Plan [Member]	Oct. 31, 2013 MacDermid [Member] MacDermid Savings Plan [Member]	Oct. 31, 2013 MacDermid [Member] MacDermid Savings Plan [Member]	Mar. 04, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]	Mar. 04, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Business Acquisition, Percentage of Ownership										3.00%					3.00%	3.00%	3.00%	97.00%
Payments to Acquire Businesses, Gross (in Dollars)										$ 2,600				$ 2,600					$ 2,600
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										1,670,386	2,000,000			1,670,386					1,670,386
Common Stock, Shares Issued Upon Conversion			1										1
Series A Preferred Stock Shares Issued Upon Conversion			1										1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)													$ 0.01
Class of Warrant or Right, Outstanding	3,763,812				48,742,662							4,573,602
Common Stock, Shares, Outstanding	120,239,236				103,571,941							119,969,706
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,524,534
Share Price (in Dollars per share)				$ 0.01		$ 11.50
Number of Major Product Lines	2										7
Business Combination, Consideration Transferred (in Dollars)		8,900							950,000		1,000,000							1,800,000		1,800,000
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)							$ 600,000	$ 120,000